UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                          Investment Company Act file number 811-2944

                       Oppenheimer Quest Value Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                             (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                       (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003

Oppenheimer
Quest Value Fund, Inc. SM
                                                                  Management
                                                                 Commentaries
                                                                      and
                                                                  Semiannual
                                                                     Report



MANAGEMENT COMMENTARIES

    Performance Update

    Investment Strategy Discussion

    Listing of Top Holdings

SEMIANNUAL REPORT AND FINANCIAL STATEMENTS

    Listing of Investments

    Financials

"Even in a tough environment for value stocks, Oppenheimer Quest Value Fund, Inc. was still able to produce positive returns over the six-month period that ended April 30, 2003."

                                                        [LOGO]
                                                        OppenheimerFunds(R)
                                                        The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Quest Value Fund, Inc. SM seeks capital appreciation.

Fund Highlight
The Fund Class A shares are ranked in the second quartile of all large-cap value funds over the one-year period ended April 30, 2003, according to Lipper, Inc. 1

MANAGEMENT
COMMENTARIES
AND ADDITIONAL
DISCLOSURES

 1  Letter to Shareholders

 2  Interview with
    Your Fund's
    Manager

23  Directors and
    Officers Listing

24  Privacy Policy Notice


SEMIANNUAL
REPORT AND
FINANCIAL
STATEMENTS

 6  Statement of Investments

 8  Statement of Assets and Liabilities

10  Statement of Operations

11  Statements
    of Changes
    in Net Assets

12  Financial Highlights

17  Notes to Financial Statements


Cumulative Total Returns*
          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
-----------------------------------
Class A     3.46%       -2.49%
Class B     3.06        -1.94
Class C     3.06         2.06
Class N     3.34         2.34
Class Y     3.62

-----------------------------------
Average Annual Total Returns*
          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
-----------------------------------
Class A   -14.75%      -19.65%
Class B   -15.42       -19.65
Class C   -15.41       -16.26
Class N   -14.94       -15.79
Class Y   -14.50

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked 157/384, 125/206 and 31/66 for the one-, five- and 10-year periods ended 4/30/03. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 5 for further details and full performance information.

 Not part of the semiannual report to Fund shareholders

LETTER TO SHAREHOLDERS

Dear Shareholder,



It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,
/s/ John V. Murphy



John V. Murphy
May 21, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO]
John V. Murphy
President
Oppenheimer
Quest Value Fund, Inc.



 Not part of the semiannual report to Fund shareholders

                     1 | OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q
How did Oppenheimer Quest Value Fund, Inc. perform during the six months that ended April 30, 2003?
A. All things considered, we're pleased with the Fund's results during the period. The Fund's returns were positive. Plus, the Fund held up relatively well in a tough market environment, despite finishing the period slightly behind the average total return of its peer group of large-cap value funds. 2

Why was the market environment challenging?
It was remarkably volatile. In November 2002, the S&P 500 gained more than 8%, a large gain by historical standards. Two months later, it retreated just as hastily, due mainly to fears associated with the crisis in Iraq and poorer-than-expected economic news.

How did you respond to these conditions?
We take a very bottom-up and long-term approach to investing. We buy only when a company has the right fundamental characteristics and its stock is priced below the company's intrinsic value. When we do buy, we expect to be long-term shareholders. And when we sell, it's because something fundamental to the particular stock has changed for the worse. So, it's fair to say our buy or sell decisions are based almost exclusively on long-term opportunity, and not short-term market fluctuations.

Which stocks had a major impact on performance during the period?
Our financial holdings were the primary contributors to results. We were overweight in the financial sector, and several holdings within the sector delivered strong returns, buoyed by low interest rates. With respect to Countrywide Financial Corp., low rates meant strong demand for its core products, home mortgages and mortgage refinancings. Low interest rates also helped our positions in major commercial lenders, such as FleetBoston Financial Corp. This stock was pummeled in 2002, at least in

Portfolio Manager
John Lindenthal



2. The Funds performance is compared to the 4.39% six-month average return of the 409 funds in the Lipper Large-Cap Value fund category for the period ended 4/30/03.

 Not part of the semiannual report to Fund shareholders

                     2 | OPPENHEIMER QUEST VALUE FUND, INC.

part because of a large loan portfolio to Latin America, where economic and political unrest was on the rise. Since then, the market has realized that any problems with those loans were offset by strengths in the company's U.S. operations.
   The major detractor from performance was also a financial holding, Freddie Mac. The stock has suffered from ongoing concerns on Capitol Hill about Freddie Mac's capital adequacy and its derivatives. We believe the issues have been overblown, and we continue to have a large exposure to the stock (roughly 8% of net assets as of 4/30/03).
   One stock we did divest was Caterpillar, Inc. As value investors, we become concerned when a stock price surpasses the point of fair valuation. This happened with Caterpillar, so we sold our shares. 3

What is your outlook for the market and the Fund?
Ultimately, we believe the stock market will return to outperforming bonds and cash. In the interim, however, we anticipate a choppy ride. Businesses are still paring expenses and trimming payrolls. They are having difficulty maintaining prices and profit margins, which in turn puts pressure on corporate earnings. Our conclusion is that the market won't soon stage a broad, sustainable rally.
   Of course, those are generalizations. There are and will continue to be pockets of opportunity--industries and individual companies that have made the right decisions and are positioned to do well. We expect that, gradually, the number of these companies will increase. Until then, we will continue to stay focused on the most critical characteristics for success in a slow-growth economic environment and be patient. Waiting for fundamentally sound, undervalued stocks that we can invest in with conviction is what makes Oppenheimer Quest Value Fund, Inc. part of The Right Way to Invest.

Average Annual Total Returns with Sales Charge
For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
----------------------------
-27.98% -5.81%  6.57%

Class B        Since
1-Year  5-Year Inception
----------------------------
-27.92% -5.58%  6.63%

Class C        Since
1-Year  5-Year Inception
----------------------------
-24.87% -5.27%  6.37%

Class N        Since
1-Year  5-Year Inception
----------------------------
-24.55% N/A   -14.03%
Class Y        Since

1-Year  5-Year Inception
----------------------------
-23.34% -4.41%  2.36%

3. The Fund's holdings and allocations are subject to change.
4. See Notes on page 5 for further details.

Not part of the semiannual report to Fund shareholders

                     3 | OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER


Top Ten Common Stock Holdings 6
-------------------------------------------------------------------------------
Freddie Mac                                              7.9%
-------------------------------------------------------------------------------
Countrywide Financial Corp.                              4.6
-------------------------------------------------------------------------------
Wells Fargo Co.                                          4.4
-------------------------------------------------------------------------------
Citigroup, Inc.                                          3.9
-------------------------------------------------------------------------------
3M Co.                                                   3.8
-------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   3.6
-------------------------------------------------------------------------------
Kroger Co. (The)                                         3.6
-------------------------------------------------------------------------------
Pfizer, Inc.                                             3.3
-------------------------------------------------------------------------------
FleetBoston Financial Corp.                              3.3
-------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                    3.2

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
-------------------------------------------------------------------------------
Diversified Financials                                  18.5%
-------------------------------------------------------------------------------
Insurance                                               10.1
-------------------------------------------------------------------------------
Banks                                                    7.6
-------------------------------------------------------------------------------
Pharmaceuticals                                          6.7
-------------------------------------------------------------------------------
Food & Drug Retailing                                    6.1


Sector Allocation 5

[PIE CHART]
o Financials               38.1%
   Diversified
   Financials              19.4
   Insurance               10.7
   Banks                    8.0
o Consumer Discretionary   12.8
o Industrials              10.2
o Consumer
   Staples                 10.0
o Health Care               9.6
o Information Technology    6.1
o Telecom-
   munication
   Services                 5.2
o Energy                    3.9
o Utilities                 2.9
o Materials                 1.2

5. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of common stock holdings.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on net assets.

Not part of the semiannual report to Fund shareholders

                     4 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio management team is employed by the Fund's subadvisor.

Class A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

Not part of the semiannual report to Fund shareholders

                     5 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                                           Market Value
                                     Shares                  See Note 1
-------------------------------------------------------------------------
 Common Stocks--95.2%
-------------------------------------------------------------------------
 Consumer Discretionary--12.2%
-------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--5.3%
 Carnival Corp.                     700,000           $      19,313,000
-------------------------------------------------------------------------
 McDonald's Corp.                 1,375,000                  23,512,500
                                                      -------------------
                                                             42,825,500

-------------------------------------------------------------------------
 Leisure Equipment & Products--1.0%
 Eastman Kodak Co.                  275,000                   8,225,250
-------------------------------------------------------------------------
 Media--3.2%
 AOL Time
 Warner, Inc. 1                     650,000                   8,892,000
-------------------------------------------------------------------------
 Clear Channel
 Communications,
 Inc. 1                             425,000                  16,621,750
                                                      -------------------
                                                             25,513,750

-------------------------------------------------------------------------
 Multiline Retail--2.7%
 Dollar General
 Corp.                              750,000                  10,905,000
-------------------------------------------------------------------------
 Sears Roebuck
 & Co.                              375,000                  10,627,500
                                                      -------------------
                                                             21,532,500

-------------------------------------------------------------------------
 Consumer Staples--9.5%
-------------------------------------------------------------------------
 Food & Drug Retailing--6.1%
 CVS Corp.                          850,000                  20,578,500
-------------------------------------------------------------------------
 Kroger Co. (The) 1               2,000,000                  28,600,000
                                                      -------------------
                                                             49,178,500

-------------------------------------------------------------------------
 Household Products--1.1%
 Procter & Gamble
 Corp. (The)                        100,000                   8,985,000
-------------------------------------------------------------------------
 Personal Products--2.3%
 Gillette Co.                       600,000                  18,270,000
-------------------------------------------------------------------------
 Energy--3.7%
-------------------------------------------------------------------------
 Oil & Gas--3.7%
 ChevronTexaco
 Corp.                              300,000                  18,843,000
-------------------------------------------------------------------------
 Unocal Corp.                       400,000                  11,080,000
                                                      -------------------
                                                             29,923,000


                                                           Market Value
                                     Shares                  See Note 1
-------------------------------------------------------------------------
 Financials--36.2%
-------------------------------------------------------------------------
 Banks--7.6%
 FleetBoston
 Financial Corp.                  1,000,000           $      26,520,000
-------------------------------------------------------------------------
 Wells Fargo Co.                    725,000                  34,988,500
                                                      -------------------
                                                             61,508,500

-------------------------------------------------------------------------
 Diversified Financials--18.5%
 Citigroup, Inc.                    800,000                  31,400,000
-------------------------------------------------------------------------
 Countrywide
 Financial Corp.                    550,000                  37,180,000
-------------------------------------------------------------------------
 Freddie Mac                      1,100,000                  63,690,000
-------------------------------------------------------------------------
 J.P. Morgan
 Chase & Co.                        550,000                  16,142,500
                                                      -------------------
                                                            148,412,500

-------------------------------------------------------------------------
 Insurance--10.1%
 AFLAC, Inc.                        600,000                  19,626,000
-------------------------------------------------------------------------
 John Hancock
 Financial Services,
 Inc.                               900,000                  26,118,000
-------------------------------------------------------------------------
 UnumProvident
 Corp.                              600,000                   6,900,000
-------------------------------------------------------------------------
 XL Capital Ltd., Cl. A             350,000                  28,805,000
                                                      -------------------
                                                             81,449,000

-------------------------------------------------------------------------
 Health Care--9.1%
-------------------------------------------------------------------------
 Biotechnology--2.4%
 Wyeth                              450,000                  19,588,500
-------------------------------------------------------------------------
 Pharmaceuticals--6.7%
 Bristol-Myers
 Squibb Co.                         425,000                  10,854,500
-------------------------------------------------------------------------
 Merck & Co., Inc.                  150,000                   8,727,000
-------------------------------------------------------------------------
 Pfizer, Inc.                       875,000                  26,906,250
-------------------------------------------------------------------------
 Schering-Plough
 Corp.                              400,000                   7,240,000
                                                      -------------------
                                                             53,727,750

-------------------------------------------------------------------------
 Industrials--9.7%
-------------------------------------------------------------------------
 Aerospace & Defense--2.6%
 Boeing Co.                         600,000                  16,368,000
-------------------------------------------------------------------------
 Honeywell
 International, Inc.                175,000                   4,130,000
                                                      -------------------
                                                             20,498,000


                     6 | OPPENHEIMER QUEST VALUE FUND, INC.

                                                           Market Value
                                     Shares                  See Note 1
-------------------------------------------------------------------------
 Commercial Services & Supplies--2.0%
 Waste Management,
 Inc.                               750,000              $   16,290,000
-------------------------------------------------------------------------
 Industrial Conglomerates--3.8%
 3M Co.                             240,000                  30,249,600
-------------------------------------------------------------------------
 Road & Rail--1.3%
 Union Pacific Corp.                180,000                  10,713,600
-------------------------------------------------------------------------
 Information Technology--5.8%
-------------------------------------------------------------------------
 Communications Equipment--1.1%
 Cisco Systems, Inc. 1              600,000                   9,024,000
-------------------------------------------------------------------------
 Computers & Peripherals--3.4%
 Dell Computer
 Corp. 1                            500,000                  14,455,000
-------------------------------------------------------------------------
 EMC Corp. 1                      1,000,000                   9,090,000
-------------------------------------------------------------------------
 Sun Microsystems,
 Inc. 1                           1,250,000                   4,125,000
                                                         ----------------
                                                             27,670,000

-------------------------------------------------------------------------
 Software--1.3%
 Microsoft Corp.                    400,000                  10,228,000
-------------------------------------------------------------------------
 Materials--1.2%
-------------------------------------------------------------------------
 Metals & Mining--1.2%
 Alcoa, Inc.                        400,000                   9,172,000
-------------------------------------------------------------------------
 Telecommunication Services--5.0%
-------------------------------------------------------------------------
 Diversified Telecommunication Services--5.0%
 SBC
 Communications,
 Inc.                               550,000                  12,848,000
-------------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)                        400,000                   4,604,000
-------------------------------------------------------------------------
 Verizon
 Communications,
 Inc.                               600,000                  22,428,000
                                                         ----------------
                                                             39,880,000


                                                           Market Value
                                     Shares                  See Note 1
-------------------------------------------------------------------------
 Utilities--2.8%
-------------------------------------------------------------------------
 Electric Utilities--2.8%
 Exelon Corp.                       425,000              $   22,542,000
                                                         ----------------
 Total Common Stocks
 (Cost $764,873,102)                                        765,406,950

                                  Principal
                                     Amount
-------------------------------------------------------------------------
 Short-Term Notes--5.4%
 American Express
 Credit Corp., 1.23%,
 5/7/03                      $   10,000,000                   9,997,950
-------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.15%, 5/19/03                  15,000,000                  14,991,375
 1.30%, 5/12/03                  15,000,000                  14,994,729
-------------------------------------------------------------------------
 Student Loan
 Marketing Assn.,
 1.25%, 5/1/03                    3,078,000                   3,078,000
                                                         ----------------
 Total Short-Term Notes
 (Cost $43,062,054)                                          43,062,054

-------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $807,935,156)                  100.6%                808,469,004
-------------------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                          (0.6)                 (4,440,859)
                             --------------------------------------------
 Net Assets                           100.0%             $  804,028,145
                             ============================================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.




                     7 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003


---------------------------------------------------------------------------
 Assets
 Investments, at value (cost $807,935,156)--
 see accompanying statement                                $  808,469,004
---------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                           928,250
 Shares of capital stock sold                                     594,684
 Other                                                             63,142
                                                           ----------------
 Total assets                                                 810,055,080

---------------------------------------------------------------------------
 Liabilities
 Bank overdraft                                                 2,286,572
---------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                          1,581,402
 Shares of capital stock redeemed                               1,454,310
 Transfer and shareholder servicing agent fees                    197,672
 Shareholder reports                                              165,341
 Distribution and service plan fees                               154,914
 Directors' compensation                                          111,753
 Other                                                             74,971
                                                           ----------------
 Total liabilities                                              6,026,935


---------------------------------------------------------------------------
 Net Assets                                                  $804,028,145
                                                           ================


---------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of capital stock                      $   52,540,343
---------------------------------------------------------------------------
 Additional paid-in capital                                   807,372,776
---------------------------------------------------------------------------
 Accumulated net investment income                                711,964
---------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions     (57,130,786)
---------------------------------------------------------------------------
 Net unrealized appreciation on investments                       533,848
                                                           ----------------
 Net Assets                                                  $804,028,145
                                                           ================


                     8 | OPPENHEIMER QUEST VALUE FUND, INC.


-------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $497,029,737 and 31,958,548 shares of capital stock outstanding)                    $15.55
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                            $16.50
-------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $203,054,973
 and 13,707,926 shares of capital stock outstanding)                                 $14.81
-------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,120,244
 and 4,460,372 shares of capital stock outstanding)                                  $14.82
-------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,634,588
 and 622,091 shares of capital stock outstanding)                                    $15.49
-------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $28,188,603 and 1,791,406 shares of capital stock outstanding)            $15.74


 See accompanying Notes to Financial Statements.


                     9 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003


-----------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $19)                              $ 8,004,260
-----------------------------------------------------------------------------------------------
 Interest                                                                             226,082
                                                                                 --------------
 Total investment income                                                            8,230,342

-----------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                    3,755,284
-----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                              680,026
 Class B                                                                            1,059,050
 Class C                                                                              328,227
 Class N                                                                               20,938
-----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                              752,241
 Class B                                                                              427,403
 Class C                                                                              130,204
 Class N                                                                               17,971
 Class Y                                                                               57,271
-----------------------------------------------------------------------------------------------
 Shareholder reports                                                                  209,349
-----------------------------------------------------------------------------------------------
 Directors' compensation                                                               13,022
-----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                           12,621
-----------------------------------------------------------------------------------------------
 Other                                                                                 36,383
                                                                                 --------------
 Total expenses                                                                     7,499,990
 Less reduction to custodian expenses                                                    (310)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (60,178)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C      (10,933)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N       (3,690)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y      (23,273)
                                                                                 --------------
 Net expenses                                                                       7,401,606


-----------------------------------------------------------------------------------------------
 Net Investment Income                                                                828,736


-----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                                                 (14,380,775)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                              38,593,421
                                                                                 --------------
 Net realized and unrealized gain                                                  24,212,646

-----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $25,041,382
                                                                                 ==============


 See accompanying Notes to Financial Statements.


                    10 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months                  Year
                                                                             Ended                 Ended
                                                                    April 30, 2003           October 31,
                                                                       (Unaudited)                  2002
----------------------------------------------------------------------------------------------------------
 Operations
 Net investment income (loss)                                      $       828,736       $      (457,495)
----------------------------------------------------------------------------------------------------------
 Net realized loss                                                     (14,380,775)          (41,300,603)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                                            38,593,421          (108,653,940)
                                                                   ---------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                              25,041,382          (150,412,038)

----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Distributions from net realized gain:
 Class A                                                                        --           (12,946,590)
 Class B                                                                        --            (7,496,507)
 Class C                                                                        --            (1,939,923)
 Class N                                                                        --               (96,893)
 Class Y                                                                        --              (473,948)

----------------------------------------------------------------------------------------------------------
 Capital Stock Transactions
 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                                (6,814,335)           20,977,024
 Class B                                                               (32,123,412)          (37,437,200)
 Class C                                                                (4,615,289)            2,368,408
 Class N                                                                 1,183,941             6,852,192
 Class Y                                                                 5,228,037             5,546,253

----------------------------------------------------------------------------------------------------------
 Net Assets
 Total decrease                                                        (12,099,676)         (175,059,222)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                   816,127,821           991,187,043
                                                                   ---------------------------------------
 End of period [including accumulated net investment income
 (loss) of $711,964 and $(116,772), respectively]                     $804,028,145          $816,127,821
                                                                   =======================================


 See accompanying Notes to Financial Statements.


                    11 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                                   Six Months                                                                Year
                                                        Ended                                                               Ended
                                               April 30, 2003                                                            Oct. 31,
 Class A                                           (Unaudited)        2002         2001         2000        1999             1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $ 15.03      $ 17.97      $ 19.40      $ 21.77     $ 21.46          $ 20.49
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .04          .03          .03          .04         .02              .15
 Net realized and unrealized gain (loss)                  .48        (2.56)       (1.01)         .17        1.28             1.80
                                                     -----------------------------------------------------------------------------
 Total from investment operations                         .52        (2.53)        (.98)         .21        1.30             1.95
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --           --           --           --        (.15)            (.11)
 Dividends in excess of net
 investment income                                         --           --           --           --          -- 1             --
 Distributions from net realized gain                      --         (.41)        (.45)       (2.58)       (.84)            (.87)
                                                     -----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             --         (.41)        (.45)       (2.58)       (.99)            (.98)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $15.55       $15.03       $17.97       $19.40      $21.77           $21.46
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      3.46%      (14.52)%      (5.23)%       1.44%       6.15%            9.87%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $497,030     $487,750     $567,124     $569,086    $906,698         $976,655
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $487,072     $567,625     $593,910     $685,319    $977,120         $853,061
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   0.47%        0.21%        0.21%        0.05%       0.07%            0.83%
 Expenses, gross                                         1.61%        1.59%        1.57%        1.61%       1.60%            1.59% 4
 Expenses, net                                           1.61% 5      1.59% 5,6    1.57% 5,7    1.56% 5,8   1.60% 5          1.59%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    9%         12%           19%          51%         62%              21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Voluntary waiver of management fees less than 0.01%.
8. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.


                    12 | OPPENHEIMER QUEST VALUE FUND, INC.

                                               Six Months                                                                   Year
                                                    Ended                                                                  Ended
                                           April 30, 2003                                                               Oct. 31,
 Class B                                      (Unaudited)            2002         2001         2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $ 14.37         $ 17.31      $ 18.82      $ 21.32     $ 21.08          $ 20.17
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.09)           (.13)        (.08)        (.17)       (.11)             .07
 Net realized and unrealized gain (loss)              .53           (2.40)        (.98)         .25        1.26             1.76
                                             ------------------------------------------------------------------------------------
 Total from investment operations                     .44           (2.53)       (1.06)         .08        1.15             1.83
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --              --           --           --        (.07)            (.05)
 Dividends in excess of net
 investment income                                     --              --           --           --          -- 1             --
 Distributions from net realized gain                  --            (.41)        (.45)       (2.58)       (.84)            (.87)
                                             ------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                         --            (.41)        (.45)       (2.58)       (.91)            (.92)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $14.81          $14.37       $17.31       $18.82      $21.32           $21.08
                                             ====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  3.06%         (15.09)%      (5.83)%       0.79%       5.51%            9.38%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $203,055        $229,555     $318,916     $336,225    $520,146         $512,885
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $213,420        $296,203     $346,623     $390,734    $541,440         $417,011
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                       (0.28)%         (0.47)%      (0.45)%      (0.58)%     (0.51)%           0.33%
 Expenses, gross                                     2.42%           2.27%        2.21%        2.24%       2.17%            2.09% 4
 Expenses, net                                       2.36% 5,6       2.27% 5,7    2.21% 5,8    2.19% 5,9   2.17% 5          2.09%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                9%             12%          19%          51%         62%              21%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.
8. Voluntary waiver of management fees less than 0.01%.
9. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.


                    13 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                         Six Months                                                                   Year
                                              Ended                                                                  Ended
                                     April 30, 2003                                                               Oct. 31,
 Class C                                (Unaudited)            2002         2001         2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period       $ 14.38         $ 17.32      $ 18.83      $ 21.32     $ 21.07          $ 20.17
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                  (.05)           (.08)        (.05)        (.17)       (.11)             .07
 Net realized and unrealized gain (loss)        .49           (2.45)       (1.01)         .26        1.26             1.75
                                            -------------------------------------------------------------------------------
 Total from investment operations               .44           (2.53)       (1.06)         .09        1.15             1.82
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            --              --           --           --        (.06)            (.05)
 Dividends in excess of net
 investment income                               --              --           --           --          -- 1             --
 Distributions from net realized gain            --            (.41)        (.45)       (2.58)       (.84)            (.87)
                                            -------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                   --            (.41)        (.45)       (2.58)       (.90)            (.92)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $14.82          $14.38       $17.32       $18.83      $21.32           $21.07
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2            3.06%         (15.08)%      (5.82)%       0.83%       5.55%            9.32%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $66,120         $68,834      $81,771      $79,102    $132,668         $140,461
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $66,174         $82,282      $84,956      $94,621    $143,378         $116,160
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                 (0.30)%         (0.46)%      (0.42)%      (0.55)%     (0.48)%           0.33%
 Expenses, gross                               2.42%           2.26%        2.19%        2.21%       2.15%            2.10% 4
 Expenses, net                                 2.39% 5,6       2.26% 5,7    2.19% 5,8    2.16% 5,9   2.15% 5          2.10%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          9%             12%          19%          51%         62%              21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.
8. Voluntary waiver of management fees less than 0.01%.
9. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.


                    14 | OPPENHEIMER QUEST VALUE FUND, INC.

                                                               Six Months                              Year
                                                                    Ended                             Ended
                                                           April 30, 2003                          Oct. 31,
 Class N                                                      (Unaudited)             2002           2001 1
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                             $ 14.99          $ 17.96          $ 20.01
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                         .01             (.01)              -- 2
 Net realized and unrealized gain (loss)                              .49            (2.55)           (2.05)
                                                                   ------------------------------------------
 Total from investment operations                                     .50            (2.56)           (2.05)
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  --               --               --
 Dividends in excess of net investment income                          --               --               --
 Distributions from net realized gain                                  --             (.41)              --
                                                                   ------------------------------------------
 Total dividends and/or distributions to shareholders                  --             (.41)              --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $15.49           $14.99           $17.96
                                                                   ==========================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                  3.34%          (14.70)%         (10.25)%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                          $9,635           $8,147           $2,696
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $8,453           $6,363           $  651
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                        0.19%           (0.02)%          (0.13)%
 Expenses, gross                                                     1.95%            1.79%            1.72%
 Expenses, net                                                       1.86% 5,6        1.79% 5,7        1.72% 5,8
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                9%              12%              19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.
8. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.


                    15 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                         Six Months                                                             Year
                                              Ended                                                            Ended
                                     April 30, 2003                                                         Oct. 31,
 Class Y                                (Unaudited)        2002         2001        2000          1999          1998
----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period       $ 15.19     $ 18.10      $ 19.47     $ 21.82       $ 21.54       $ 20.55
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           -- 1       .05          .04         .04           .08           .21
 Net realized and unrealized gain (loss)        .55       (2.55)        (.96)        .19          1.28          1.83
                                            --------------------------------------------------------------------------
 Total from investment operations               .55       (2.50)        (.92)        .23          1.36          2.04
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            --          --           --          --          (.24)         (.18)
 Dividends in excess of net
 investment income                               --          --           --          --            -- 1          --
 Distributions from net realized gain            --        (.41)        (.45)      (2.58)         (.84)         (.87)
                                            --------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                   --        (.41)        (.45)      (2.58)        (1.08)        (1.05)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $15.74      $15.19       $18.10      $19.47        $21.82        $21.54
                                            ==========================================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2            3.62%     (14.25)%      (4.89)%      1.54%         6.45%        10.36%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)   $28,189     $21,842      $20,681     $13,478       $14,579       $10,036
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $22,779     $23,774      $18,259     $12,712       $12,065       $ 5,673
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         0.74%       0.50%        0.52%       0.21%         0.32%         1.30%
 Expenses, gross                               1.53%       1.38%        1.25%       1.45%         1.33%         1.14% 4
 Expenses, net                                 1.32% 5,6   1.28% 5,6    1.22% 5,6,7 1.40% 5,8     1.33% 5       1.14%
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          9%         12%          19%         51%           62%           21%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of management fees less than 0.01%.
8. Net of voluntary waiver of management fees.

See accompanying Notes to Financial Statements.


                    16 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



                    17 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $55,681,378. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010       $41,300,603

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were decreased by $1,929 and payments of $3,035 were made to retired directors, resulting in an accumulated liability of $111,806 as of April 30, 2003.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.



                    18 | OPPENHEIMER QUEST VALUE FUND, INC.

 The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                              Six Months Ended               Year Ended
                                April 30, 2003         October 31, 2002
    -------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                        $--            $   1,697,565
    Long-term capital gain                  --               21,256,296
    Return of capital                       --                       --
                                      ---------------------------------
    Total                                  $--              $22,953,861
                                      =================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 125 million shares of $1.00 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                               Six Months Ended April 30, 2003                 Year Ended October 31, 2002
                                     Shares             Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------
 Class A
 Sold                             3,907,150       $ 58,789,157               8,188,234       $ 143,871,912
 Dividends and/or
 distributions reinvested                --                 --                 653,219          12,162,940
 Redeemed                        (4,393,970)       (65,603,492)             (7,958,165)       (135,057,828)
                                ----------------------------------------------------------------------------
 Net increase (decrease)           (486,820)      $ (6,814,335)                883,288       $  20,977,024
                                ============================================================================

------------------------------------------------------------------------------------------------------------
 Class B
 Sold                             1,098,090       $ 15,786,760               3,073,484       $  51,995,465
 Dividends and/or
 distributions reinvested                --                 --                 380,323           6,815,399
 Redeemed                        (3,362,689)       (47,910,172)             (5,903,799)        (96,248,064)
                                ----------------------------------------------------------------------------
 Net decrease                    (2,264,599)      $(32,123,412)             (2,449,992)      $ (37,437,200)
                                ============================================================================

                    19 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 2. Shares of Capital Stock Continued

                               Six Months Ended April 30, 2003                 Year Ended October 31, 2002
                                     Shares             Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------
 Class C
 Sold                             1,346,072       $ 19,347,809               1,528,409        $ 25,621,828
 Dividends and/or
 distributions reinvested                --                 --                  95,986           1,721,039
 Redeemed                        (1,671,184)       (23,963,098)             (1,559,108)        (24,974,459)
                                ----------------------------------------------------------------------------
 Net increase (decrease)           (325,112)      $ (4,615,289)                 65,287        $  2,368,408
                                ============================================================================

------------------------------------------------------------------------------------------------------------
 Class N
 Sold                               165,869       $  2,503,137                 540,598        $  9,398,173
 Dividends and/or
 distributions reinvested                --                 --                   5,205              96,872
 Redeemed                           (87,289)        (1,319,196)               (152,433)         (2,642,853)
                                ----------------------------------------------------------------------------
 Net increase                        78,580       $  1,183,941                 393,370        $  6,852,192
                                ============================================================================

------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                               700,208       $ 10,470,325                 796,765        $ 14,147,444
 Dividends and/or
 distributions reinvested                --                 --                  25,250             473,948
 Redeemed                          (346,767)        (5,242,288)               (526,653)         (9,075,139)
                                ----------------------------------------------------------------------------
 Net increase                       353,441       $  5,228,037                 295,362        $  5,546,253
                                ============================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $65,255,929 and $97,564,160, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund the agreement provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion.
--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended April 30, 2003, the Manager paid $1,309,371 to the Sub-Advisor for its services to the Fund.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are

                    20 | OPPENHEIMER QUEST VALUE FUND, INC.

 subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate            Class A       Concessions       Concessions         Concessions        Concessions
                       Front-End          Front-End        on Class A        on Class B          on Class C         on Class N
                   Sales Charges      Sales Charges            Shares            Shares              Shares             Shares
                      on Class A        Retained by       Advanced by       Advanced by         Advanced by        Advanced by
 Six Months Ended         Shares        Distributor     Distributor 1     Distributor 1       Distributor 1      Distributor 1
-------------------------------------------------------------------------------------------------------------------------------
 April 30, 2003         $341,758           $104,303           $44,213          $400,104             $55,236            $19,339

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                Class B              Class C              Class N
                            Contingent             Contingent           Contingent           Contingent
                              Deferred               Deferred             Deferred             Deferred
                         Sales Charges          Sales Charges        Sales Charges        Sales Charges
 Six Months                Retained by            Retained by          Retained by          Retained by
 Ended                     Distributor            Distributor          Distributor          Distributor
-------------------------------------------------------------------------------------------------------
 April 30, 2003                 $7,421               $415,075               $6,841               $5,026

--------------------------------------------------------------------------------
 Class A Distribution and Service Plan Fees. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or after that date. Effective January 1, 2003, the Board of Directors has voluntarily reduced the asset-based sales charge in all Class A shares to zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the six months ended April 30, 2003, payments under the Class A plan totaled $680,026, all of which were paid by the Distributor to recipients, and included $32,838 paid to an affiliate of the Manager.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


                    21 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:


                                                                                       Distributor's
                                                                   Distributor's           Aggregate
                                                                       Aggregate        Unreimbursed
                                                                    Unreimbursed       Expenses as %
                        Total Payments       Amount Retained            Expenses       of Net Assets
                            Under Plan        by Distributor          Under Plan            of Class
-----------------------------------------------------------------------------------------------------
 Class B Plan               $1,059,050              $801,361          $6,461,303                3.18%
 Class C Plan                  328,227                70,373           2,347,772                3.55
 Class N Plan                   20,938                17,085             237,776                2.47

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

                    22 | OPPENHEIMER QUEST VALUE FUND, INC.

OPPENHEIMER QUEST VALUE FUND, INC. SM

--------------------------------------------------------------------------------
 Directors and Officers             Thomas W. Courtney, Chairman
                                    John V. Murphy, President
                                    Paul Y. Clinton, Director
                                    Robert G. Galli, Director
                                    Lacy B. Herrmann, Director
                                    Brian Wruble, Director
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Sub-Advisors                       OpCap Advisors

--------------------------------------------------------------------------------
 Distributor                        OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder           OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors               KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel                      Mayer Brown Rowe & Maw

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


         (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

             Not part of the semiannual report to Fund shareholders

                    23 | OPPENHEIMER QUEST VALUE FUND, INC.

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct, our electronic document delivery service
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

Not part of the semiannual report to Fund shareholders

                    24 | OPPENHEIMER QUEST VALUE FUND, INC.

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).



Not part of the semiannual report to Fund shareholders

                    25 | OPPENHEIMER QUEST VALUE FUND, INC.

INFORMATION AND SERVICES

[GRAPHIC] eDocsDirect

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com

Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: QFVFX  Class B: QFVBX  Class C: QFVCX  Class N: QFVNX  Class Y: QFVYX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

Not part of the annual report to Fund shareholders

                                                        [LOGO]
                                                        OppenheimerFunds(R)
                                                        Distributor, Inc.

RS0225.001.0403     June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)